Post employment benefits (Tables)	12 Months Ended
Mar. 31, 2019
Post employment benefits
Schedule of income statement expense for defined benefit plans

	2019	2018	2017
	€m	€m	€m
Defined contribution schemes	166	178	192
Defined benefit schemes	57	44	20
Total amount charged to income statement (note 23)	223	222	212

Schedule of actuarial assumptions for defined benefit plans

	2019	2018	2017
	%	%	%
Weighted average actuarial assumptions used at 31 March[1]:
Rate of inflation[2]	2.9	2.9	3.0
Rate of increase in salaries	2.7	2.7	2.6
Discount rate	2.3	2.5	2.6

Notes:

1	Figures shown represent a weighted average assumption of the individual schemes.
2	The rate of increases in pensions in payment and deferred revaluation are dependent on the rate of inflation.

Schedule of charges made to consolidated income statement and consolidated statement of comprehensive income on basis of actuarial assumptions

	2019	2018	2017
	€m	€m	€m
Current service cost	31	34	43
Past service costs[1]	16	2	(27)
Net interest charge	10	8	4
Total included within staff costs	57	44	20
Actuarial losses recognised in the SOCI	33	94	274

Note:

1 Following a High Court judgement on 21 October 2018 which concluded that defined benefit schemes should equalise pension benefits for men and women in relation to guaranteed minimum pension ("GMP") benefits the Group has recorded a pre-tax past service cost of €16 million (£14 million) in the year ended 31 March 2019.

Schedule of fair value of assets and present value of liabilities under defined benefit plans

	Assets	Liabilities	Net deficit
	€m	€m	€m
1 April 2017	6,709	(7,303)	(594)
Service cost	—	(36)	(36)
Interest income/(cost)	167	(175)	(8)
Return on plan assets excluding interest income	(37)	—	(37)
Actuarial losses arising from changes in demographic assumptions	—	(46)	(46)
Actuarial losses arising from changes in financial assumptions	—	(12)	(12)
Actuarial gains arising from experience adjustments	—	1	1
Employer cash contributions	301	—	301
Member cash contributions	8	(8)	—
Benefits paid	(289)	289	—
Exchange rate movements	(156)	166	10
Other movements	(6)	17	11
31 March 2018	6,697	(7,107)	(410)
Service cost	—	(47)	(47)
Interest income/(cost)	167	(177)	(10)
Return on plan assets excluding interest income	269	—	269
Actuarial losses arising from changes in demographic assumptions	—	5	5
Actuarial losses arising from changes in financial assumptions	—	(253)	(253)
Actuarial gains arising from experience adjustments	—	12	12
Employer cash contributions	27	—	27
Member cash contributions	9	(9)	—
Benefits paid	(280)	280	—
Exchange rate movements	87	(87)	—
Other movements	(2)	(48)	(50)
31 March 2019	6,974	(7,431)	(457)

An analysis of net (deficit)/assets is provided below for the Group as a whole.

	2019	2018	2017	2016	2015
	€m	€m	€m	€m	€m
Analysis of net deficit:
Total fair value of scheme assets	6,974	6,697	6,709	6,229	6,857
Present value of funded scheme liabilities	(7,315)	(7,028)	(7,222)	(6,487)	(7,316)
Net deficit for funded schemes	(341)	(331)	(513)	(258)	(459)
Present value of unfunded scheme liabilities	(116)	(79)	(81)	(83)	(91)
Net deficit	(457)	(410)	(594)	(341)	(550)
Net deficit is analysed as:
Assets[1]	94	110	57	224	234
Liabilities	(551)	(520)	(651)	(565)	(784)

Note:

1

Pension assets are deemed to be recoverable and there are no adjustments in respect of minimum funding requirements as economic benefits are available to the Company either in the form of future refunds or, for plans still open to benefit accrual, in the form of possible reductions in future contributions. The International Accounting Standards Board (IASB) published an Exposure Draft in June 2015 that would amend “IFRIC14 IAS19 – The Limit on a Defined Benefit Asset, Minimum Funding Requirements and Their Interaction”. However, in 2017 the IASB stated that they are carrying out “further work to assess whether it can establish a more principles-based approach in IFRIC14 for an entity to assess and measure its right to a refund of a surplus”. As such, it is not clear at this stage how and when IFRIC14 may be revised, and we will assess the impact of any changes when the revised version is published.

An analysis of net assets/(deficit) is provided below for the Group’s largest defined benefit pension scheme in the UK, which is a funded scheme. As part of the merger of the Vodafone UK plan and the Cable and Wireless Worldwide Retirement Plan ("CWWRP") plan on 6 June 2014 the assets and liabilities of the CWW Section are segregated from the Vodafone Section and hence are reported separately below.

	CWW Section					Vodafone Section
	2019	2018	2017	2016	2015	2019	2018	2017	2016	2015
	€m	€m	€m	€m	€m	€m	€m	€m	€m	€m
Analysis of net assets/(deficit):
Total fair value of scheme assets	2,828	2,760	2,894	2,762	3,114	2,926	2,773	2,654	2,408	2,645
Present value of scheme liabilities	(2,734)	(2,655)	(2,842)	(2,543)	(2,884)	(3,157)	(2,945)	(2,962)	(2,548)	(2,951)
Net assets/(deficit)	94	105	52	219	230	(231)	(172)	(308)	(140)	(306)
Net assets/(deficit) are analysed as:
Assets	94	105	52	219	230	—	—	—	—	—
Liabilities	—	—	—	—	—	(231)	(172)	(308)	(140)	(306)

Schedule of fair value of pension assets

	2019	2018
	€m	€m
Cash and cash equivalents	65	95
Equity investments:
With quoted prices in an active market	1,469	1,407
Without quoted prices in an active market	250	360
Debt instruments:
With quoted prices in an active market	3,831	4,149
Without quoted prices in an active market	620	590
Property:
With quoted prices in an active market	24	27
Without quoted prices in an active market	282	78
Derivatives:[1]
With quoted prices in an active market	(986)	(1,146)
Without quoted prices in an active market	—	44
Investment fund	543	275
Annuity policies
With quoted prices in an active market	14	—
Without quoted prices	862	818
Total	6,974	6,697

Note:

1Derivatives include collateral held in the form of cash.

Schedule of sensitivity analysis under defined benefit plans

	Rate of inflation		Rate of increase in salaries		Discount rate		Life expectancy
	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Decrease by 0.5%	Increase by 0.5%	Increase by 1 year	Decrease by 1 year
	€m	€m	€m	€m	€m	€m	€m	€m
(Decrease)/increase in present value of defined obligation[1]	(570)	644	(4)	4	857	(733)	230	(229)

Note:

The sensitivity analysis may not be representative of an actual change in the defined benefit obligation as it is unlikely that changes in assumptions would occur in isolation of one another. In presenting this sensitivity analysis, the change in the present value of the defined benefit obligation has been calculated on the same basis as prior years using the projected unit credit method at the end of the year, which is the same as that applied in calculating the defined benefit obligation liability recognised in the statement of financial position. The rate of inflation assumption sensitivity factors in the impact of changes to all assumptions relating to inflation including the rate of increase in salaries, pension increases and deferred revaluations.